Accounts Receivable, Net (Schedule Of Accounts Receivable, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Customer receivables	$ 197,611	$ 184,857
Other current receivables	11,432	2,082
Accounts Receivable, gross	209,043	186,939
Less allowances	(5,295)	(3,578)
Total	$ 203,748	$ 183,361